Schedule A (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Estimated net fair value of assets acquired and liabilities assumed at the date of acquisition was as follows:
Working capital (deficit), net (excluding cash and cash equivalents)		$ 306	$ (57,937)
Property, plant and equipment		1,938	56,233
Other long-term assets			16,008
Goodwill and other intangible assets		17,993	261,910
Deferred income taxes		(1,171)	(15,515)
Long-term liabilities		(6,893)	(26,845)
Non-controlling interest			(4,298)
Estimated net fair value of assets acquired and liabilities assumed		$ 12,173	$ 229,556